Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738
Common distributions declared per share	$ 0.80	$ 0.73	$ 0.85
Preferred Stock [Member]
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738
Paid - in Capital [Member]
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738
Distributions in Excess of Net Income [Member]
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738
Common distributions declared per share	$ 0.80	$ 0.73	$ 0.845
6.75% Series G Cumulative Redeemable Preferred Stock
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400
Percentage of Series G Cumulative Convertible Shares	6.75%	6.75%	6.75%
Preferred stock distributions declared	$ 1.6875	$ 1.6875	$ 1.6875
6.75% Series G Cumulative Redeemable Preferred Stock | Distributions in Excess of Net Income [Member]
Preferred stock distributions declared	$ 1.6875	$ 1.6875	$ 1.6875
Series E Preferred Stock [Member]
Preferred stock distributions declared	$ 1.3288	$ 1.3288	$ 1.3288
Series E Preferred Stock [Member] | Distributions in Excess of Net Income [Member]
Preferred stock distributions declared	$ 1.3288	$ 1.3288	$ 1.3288